Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Feb. 18, 2020	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. In accordance with applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other Named Executive Officers (or “NEOs”). For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2022, 2021, and 2020:
Year	Summary Compensation Table Total for Artur Bergman(1)	Compensation Actually Paid to Artur Bergman(1)(2)	Summary Compensation Table Total for Joshua Bixby(1)	Compensation Actually Paid to Joshua Bixby(1)(2)	Summary Compensation Table Total for PEO (Todd Nightingale)(1)	Compensation Actually Paid to Todd Nightingale(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Revenue (millions)(6)
									Total Shareholder Return	Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	—	—	$9,199,127	$(3,892,017)	$21,857,756	$20,179,714	$4,066,505	$(2,381,573)	$40.81	$134.82	$(190.8)	$432.7
2021	—	—	$10,151,111	$(12,802,716)	—	—	$7,088,904	$(1,602,130)	$176.63	$189.64	$(222.7)	$354.3
2020	$6,767,258	$38,184,386	$8,049,162	$52,180,083	—	—	$3,816,864	$19,287,475	$435.33	$142.21	$(95.9)	$290.9
(1)
The dollar amounts reported in columns (b) are the amounts reported for Messrs. Bergman, Bixby and Nightingale, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Bergman served as our Chief Executive Officer in 2020 through February 18, 2020, after which time he became our Chief Architect and Executive Chairperson. Mr. Bergman resigned from his role as Executive Chairperson effective April 2023. Mr. Bixby served as our Chief Executive Officer effective February 19, 2020 through August 31, 2022. Mr. Nightingale has served as our CEO since September 1, 2022. The following individuals served as our PEOs for the following years:

2022: Joshua Bixby, Todd Nightingale
2021: Joshua Bixby
2020: Artur Bergman, Joshua Bixby
(2)
The dollar amounts reported in columns (c) represent the amount of CAP for Messrs. Bergman, Bixby, and Nightingale, respectively as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	2022			2021		2020
	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$21,857,756	$9,199,127	$4,066,505	$10,151,111	$7,088,904	$8,049,162	$6,767,258	$3,816,864
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(20,514,116)	$(8,693,058)	$(3,413,192)	$(9,618,134)	$(6,566,179)	$(7,630,888)	$(6,139,403)	$(3,108,033)
Year-end fair value of unvested awards granted in the current year	$17,440,430	$2,475,829	$1,422,184	$3,480,020	$3,051,217	$17,168,729	$12,525,014	$7,009,724
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	$(2,985,352)	$(2,504,587)	$(12,631,447)	$(3,455,201)	$22,005,767	$14,014,350	$5,408,818
Fair values at vest date for awards granted and vested in current year	$1,395,644	$445,932	$303,043	$793,071	$596,255	$6,473,673	$5,520,156	$3,978,822
	2022			2021		2020
	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	$(2,664,091)	$(1,221,449)	$(4,977,337)	$(2,317,126)	$6,113,639	$5,497,011	$2,181,281
Forfeitures during current year equal to prior year-end fair value	—	$(1,670,404)	$(1,034,077)	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$18,836,074	$(4,398,086)	$(3,034,886)	$(13,335,693)	$(2,124,855)	$51,761,809	$37,556,531	$18,578,644
Compensation Actually Paid (as calculated)	$20,179,714	$(3,892,017)	$(2,381,573)	$(12,802,716)	$(1,602,130)	$52,180,083	$38,184,386	$19,287,475
(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table Total in each applicable year. The following individuals were our Non-PEO NEOs in the respective years:

2022: Artur Bergman, Ronald Kisling, Paul Luongo, and Brett Shirk
2021: Artur Bergman, Adriel Lares, Ron Kisling, Paul Luongo, and Brett Shirk
2020: Adriel Lares, Paul Luongo, and Wolfgang Maasberg
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total reported compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the methodology described above in Note 2.

(5)	The peer group is the following published industry index: S&P 500 Information Technology Index.
(6)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name					Revenue
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table Total in each applicable year. The following individuals were our Non-PEO NEOs in the respective years:

2022: Artur Bergman, Ronald Kisling, Paul Luongo, and Brett Shirk
2021: Artur Bergman, Adriel Lares, Ron Kisling, Paul Luongo, and Brett Shirk
2020: Adriel Lares, Paul Luongo, and Wolfgang Maasberg

Peer Group Issuers, Footnote [Text Block]
(5)	The peer group is the following published industry index: S&P 500 Information Technology Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in columns (c) represent the amount of CAP for Messrs. Bergman, Bixby, and Nightingale, respectively as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	2022			2021		2020
	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$21,857,756	$9,199,127	$4,066,505	$10,151,111	$7,088,904	$8,049,162	$6,767,258	$3,816,864
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(20,514,116)	$(8,693,058)	$(3,413,192)	$(9,618,134)	$(6,566,179)	$(7,630,888)	$(6,139,403)	$(3,108,033)
Year-end fair value of unvested awards granted in the current year	$17,440,430	$2,475,829	$1,422,184	$3,480,020	$3,051,217	$17,168,729	$12,525,014	$7,009,724
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	$(2,985,352)	$(2,504,587)	$(12,631,447)	$(3,455,201)	$22,005,767	$14,014,350	$5,408,818
Fair values at vest date for awards granted and vested in current year	$1,395,644	$445,932	$303,043	$793,071	$596,255	$6,473,673	$5,520,156	$3,978,822
	2022			2021		2020
	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	$(2,664,091)	$(1,221,449)	$(4,977,337)	$(2,317,126)	$6,113,639	$5,497,011	$2,181,281
Forfeitures during current year equal to prior year-end fair value	—	$(1,670,404)	$(1,034,077)	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$18,836,074	$(4,398,086)	$(3,034,886)	$(13,335,693)	$(2,124,855)	$51,761,809	$37,556,531	$18,578,644
Compensation Actually Paid (as calculated)	$20,179,714	$(3,892,017)	$(2,381,573)	$(12,802,716)	$(1,602,130)	$52,180,083	$38,184,386	$19,287,475

Non-PEO NEO Average Total Compensation Amount					$ 4,066,505	$ 7,088,904	$ 3,816,864
Non-PEO NEO Average Compensation Actually Paid Amount					$ (2,381,573)	(1,602,130)	19,287,475
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The dollar amounts reported in columns (c) represent the amount of CAP for Messrs. Bergman, Bixby, and Nightingale, respectively as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	2022			2021		2020
	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$21,857,756	$9,199,127	$4,066,505	$10,151,111	$7,088,904	$8,049,162	$6,767,258	$3,816,864
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(20,514,116)	$(8,693,058)	$(3,413,192)	$(9,618,134)	$(6,566,179)	$(7,630,888)	$(6,139,403)	$(3,108,033)
Year-end fair value of unvested awards granted in the current year	$17,440,430	$2,475,829	$1,422,184	$3,480,020	$3,051,217	$17,168,729	$12,525,014	$7,009,724
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	$(2,985,352)	$(2,504,587)	$(12,631,447)	$(3,455,201)	$22,005,767	$14,014,350	$5,408,818
Fair values at vest date for awards granted and vested in current year	$1,395,644	$445,932	$303,043	$793,071	$596,255	$6,473,673	$5,520,156	$3,978,822
	2022			2021		2020
	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	$(2,664,091)	$(1,221,449)	$(4,977,337)	$(2,317,126)	$6,113,639	$5,497,011	$2,181,281
Forfeitures during current year equal to prior year-end fair value	—	$(1,670,404)	$(1,034,077)	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$18,836,074	$(4,398,086)	$(3,034,886)	$(13,335,693)	$(2,124,855)	$51,761,809	$37,556,531	$18,578,644
Compensation Actually Paid (as calculated)	$20,179,714	$(3,892,017)	$(2,381,573)	$(12,802,716)	$(1,602,130)	$52,180,083	$38,184,386	$19,287,475

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the CAP and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the S&P 500 Information Technology Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the CAP and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the S&P 500 Information Technology Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.
 CAP and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the CAP and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the S&P 500 Information Technology Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.
CAP and Revenue

Total Shareholder Return Vs Peer Group [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the CAP and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the S&P 500 Information Technology Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Tabular List [Table Text Block]	Tabular List for 2022 Fiscal Year
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The three financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Revenue
•	Non-GAAP Operating Loss(1)
•	Stock Price Hurdles
(1)	Please refer to Appendix A of this Proxy Statement for a reconciliation of non-GAAP financial measures to their corresponding U.S. GAAP measures.

Total Shareholder Return Amount					$ 40.81	176.63	435.33
Peer Group Total Shareholder Return Amount					134.82	189.64	142.21
Net Income (Loss)					$ (190,800,000)	$ (222,700,000)	$ (95,900,000)
Company Selected Measure Amount					432,700,000	354,300,000	290,900,000
PEO Name	Artur Bergman	Todd Nightingale	Joshua Bixby	Joshua Bixby		Joshua Bixby
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name					Non-GAAP Operating Loss
Non-GAAP Measure Description [Text Block]
(1)	Please refer to Appendix A of this Proxy Statement for a reconciliation of non-GAAP financial measures to their corresponding U.S. GAAP measures.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name					Stock Price Hurdles
Todd Nightingale [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					$ 21,857,756	$ 0	$ 0
PEO Actually Paid Compensation Amount					20,179,714	0	0
Joshua Bixby [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					9,199,127	10,151,111	8,049,162
PEO Actually Paid Compensation Amount					(3,892,017)	(12,802,716)	52,180,083
Artur Bergman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					0	0	6,767,258
PEO Actually Paid Compensation Amount					0	0	38,184,386
PEO [Member] | Todd Nightingale [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					18,836,074
PEO [Member] | Todd Nightingale [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(20,514,116)
PEO [Member] | Todd Nightingale [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					17,440,430
PEO [Member] | Todd Nightingale [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Todd Nightingale [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,395,644
PEO [Member] | Todd Nightingale [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Todd Nightingale [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Todd Nightingale [Member] | Dividends or Dividend Equivalents not Otherwise Included in the Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Joshua Bixby [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,398,086)	(13,335,693)	51,761,809
PEO [Member] | Joshua Bixby [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(8,693,058)	(9,618,134)	(7,630,888)
PEO [Member] | Joshua Bixby [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,475,829	3,480,020	17,168,729
PEO [Member] | Joshua Bixby [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,985,352)	(12,631,447)	22,005,767
PEO [Member] | Joshua Bixby [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					445,932	793,071	6,473,673
PEO [Member] | Joshua Bixby [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,664,091)	(4,977,337)	6,113,639
PEO [Member] | Joshua Bixby [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,670,404)	0	0
PEO [Member] | Joshua Bixby [Member] | Dividends or Dividend Equivalents not Otherwise Included in the Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0	0
PEO [Member] | Artur Bergman [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							37,556,531
PEO [Member] | Artur Bergman [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(6,139,403)
PEO [Member] | Artur Bergman [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							12,525,014
PEO [Member] | Artur Bergman [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							14,014,350
PEO [Member] | Artur Bergman [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							5,520,156
PEO [Member] | Artur Bergman [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							5,497,011
PEO [Member] | Artur Bergman [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							0
PEO [Member] | Artur Bergman [Member] | Dividends or Dividend Equivalents not Otherwise Included in the Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,034,886)	(2,124,855)	18,578,644
Non-PEO NEO [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,413,192)	(6,566,179)	(3,108,033)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,422,184	3,051,217	7,009,724
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,504,587)	(3,455,201)	5,408,818
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					303,043	596,255	3,978,822
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,221,449)	(2,317,126)	2,181,281
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,034,077)	0	0
Non-PEO NEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in the Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 0	$ 0	$ 0